SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - 2022 Option Incentive Plan	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected volatility, minimum	99.00%	84.00%	82.00%
Expected volatility, maximum	103.00%	89.00%	85.00%
Risk-free interest rate, minimum (per annum)	3.92%	3.74%	3.57%
Risk-free interest rate, maximum (per annum)	4.22%	4.50%	4.47%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiples	2.5	2.5	2.5
Expected term	7 years	7 years	7 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	14.20%	7.50%	2.40%
Fair value of underlying ordinary share (per share)	$ 13.09	$ 3.62	$ 7.95
Fair value of awards on valuation date	$ 11.65	$ 3.11	$ 5.38
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	15.63%	13.30%	7.50%
Fair value of underlying ordinary share (per share)	$ 25.77	$ 5.06	$ 15.47
Fair value of awards on valuation date	$ 23.23	$ 4.74	$ 10.51